Investments in Unconsolidated Entities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Unconsolidated Entities (Textuals) [Abstract]
Interest in seven-building joint venture	49.00%
Percentage of leased portion of the seven-building joint venture portfolio	100.00%
Equity method investments	$ 174,692,000	$ 2,784,000	$ 196,413,000	$ 0
Approximate share of non-recourse secured debt assumed by the joint venture	156,729,000
Weighted-average interest rates of non-recourse secured debt assumed by joint venture	7.10%
Unamortized investment in joint venture primarily attributable to real estate and related intangible assets		$ 6,379,000
Investment percentage range		10% to 50%